Unaudited condensed consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the period	$ 39,442,842	$ 81,122,288
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation and amortization	20,565,522	20,331,446
Interest expense	21,847,738	28,651,328
Amortization of loan financing fees and modification gain	637,847	1,384,621
Unrealized (gain)/ loss, net on derivatives	(2,465,940)	443,334
Interest income	(815,603)	(1,974,382)
Unrealized foreign exchange (gain)/ loss	(1,082,093)	519,149
Gain from modification of loans		(1,828,959)
Loss on debt extinguishment	1,125,951
Total reconciliation adjustments	39,813,422	47,526,537
Changes in working capital:
Trade and other receivables	(4,570,218)	22,675,575
Prepaid expenses and other current assets and non-current assets	(4,305,186)	(1,504,665)
Inventories	2,364,436	(925,872)
Trade payables	(1,355,333)	5,098,530
Accrued expenses and other current liabilities	795,879	(237,237)
Claims receivable	(77,521)	115,528
Due from related parties	(623,462)	(659,974)
Due to related parties	(530,030)	(101,383)
Total changes in working capital	(8,301,435)	24,460,502
Interest paid	(21,667,504)	(27,769,685)
Net cash provided by operating activities	49,287,325	125,339,642
CASH FLOWS FROM INVESTING ACTIVITIES
Decrease in restricted cash		1,079,486
Increase in restricted cash	(637,445)	(1,500,000)
Payments for special survey and drydocking costs	(1,974,583)	(2,701,710)
Interest received	719,353	1,822,306
Net cash used in investing activities	(1,892,675)	(1,299,918)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	131,000,000	168,150,000
Repayments of long-term borrowings	(146,619,421)	(191,252,181)
Capital distribution		(56,661,629)
Dividends paid	(21,570,052)
Payments of loan financing fees	(884,000)	(948,219)
Net cash used in financing activities	(38,073,473)	(80,712,029)
Effects of exchange rate changes of cash held in foreign currency	1,088,578	(521,316)
Net change in cash and cash equivalents	9,321,177	43,327,695
Cash and cash equivalents at beginning of period	49,343,664	49,992,391
Cash and cash equivalents at end of period	$ 59,753,419	$ 92,798,770